LIABILITIES IN RESPECT OF IIA GRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli Innovation Authority Grants
	Year ended December 31,
	2017	2018

Balance as of January 1	6,888	7,437
Grants received	401	93
Royalties	(81)	(103)
Amounts carried to Profit or Loss	229	287
Balance as of Decmber 31	7,437	7,714

Current maturities	(57)	(146)

Long term liabilities in respect of IIA grants	7,380	7,568